Fair Value Measurements - Summary of Fair Value of the Company's Warrant Liability (Details) - Warrant Liability [Member] - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning	$ 90,539,999	$ 71,511,999	$ 67,066,666	$ 0	$ 0
Issuance of warrants				67,066,666	0
Change in fair value	16,517,333	19,028,000	4,445,333	0
Fair value at the ending	$ 107,057,332	$ 90,539,999	$ 71,511,999	$ 67,066,666	$ 0